Shareholder Report	6 Months Ended
May 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Rockefeller Climate Solutions Fund
Class Name	Class A
Trading Symbol	RKCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rockefeller Climate Solutions Fund (the “Fund”) for the period of December 1, 2024, to May 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rockefellerfunds.com/equity-funds/. You can also request this information by contacting us at 1-855-369-6209.
Additional Information Phone Number	1-855-369-6209
Additional Information Website	https://www.rockefellerfunds.com/equity-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$62	1.24%
[1]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
The MSCI ACWI Net Total Return Index returned 2.83% versus the Fund’s Class A shares return of 0.13% during the period.The Fund underperformed due stock selection within the Industrials, Consumer Staples, and Consumer Discretionary sectors. Darling Ingredients (DAR US) within the Consumer Staples sector was the top detracting position during the period. Health Care was the top contributing sector due to stock selection and our underweight allocation within the sector. StoneX Group (SNEX US) within the Financials sector was the top contributing position during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/21/2021)
Class A (without sales charge)	7.33	2.04
Class A (with sales charge)	1.70	0.62
MSCI ACWI Net Total Return Index (USD)	13.65	7.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rockefellerfunds.com/equity-funds/ for more recent performance information.
Net Assets	$ 87,032,067
Holdings Count | $ / shares	47
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$87,032,067
Number of Holdings	47
Portfolio Turnover	14%

Holdings [Text Block]

Top 10 Issuers	(%)
StoneX Group, Inc.	4.4%
Mueller Industries, Inc.	3.9%
Schneider Electric SE	3.6%
Chubb Ltd.	3.5%
Bureau Veritas SA	3.4%
Limbach Holdings, Inc.	3.3%
Badger Meter, Inc.	3.2%
Cie de Saint-Gobain	3.1%
Trimble, Inc.	2.9%
Veralto Corp.	2.9%

Updated Prospectus Web Address	https://www.rockefellerfunds.com/equity-funds/
Accountant Change Statement [Text Block]
CHANGE IN ACCOUNTANT
Effective February 11, 2025, Deloitte & Touche LLP (“Deloitte”) ceased to serve as the independent registered public accounting firm of the Fund. The Board of Trustees of Trust for Professional Managers (the “Board”), and the Audit Committee of the Board, approved Cohen & Company, Ltd. to serve as the new independent registered public accounting firm of the Fund for the fiscal year ending November 30, 2025. There were no disagreements with Deloitte during the fiscal years ended November 30, 2023 and 2024, and the subsequent interim period of December 1, 2024 through February 11, 2025.

Accountant Change Date	Feb. 11, 2025
Institutional Class
Shareholder Report [Line Items]
Fund Name	Rockefeller Climate Solutions Fund
Class Name	Institutional Class
Trading Symbol	RKCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rockefeller Climate Solutions Fund (the “Fund”) for the period of December 1, 2024, to May 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rockefellerfunds.com/equity-funds/. You can also request this information by contacting us at 1-855-369-6209.
Additional Information Phone Number	1-855-369-6209
Additional Information Website	https://www.rockefellerfunds.com/equity-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$49	0.99%
[2]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
The MSCI ACWI Net Total Return Index returned 2.83%  versus the Fund’s Institutional Class shares return of 0.26% during the period. The Fund underperformed due stock selection within the Industrials, Consumer Staples, and Consumer Discretionary sectors. Darling Ingredients (DAR US) within the Consumer Staples sector was the top detracting position during the period. Health Care was the top contributing sector due to stock selection and our underweight allocation within the sector. StoneX Group (SNEX US) within the Financials sector was the top contributing position during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year**
Insitutional Class	7.60	9.46	8.51
MSCI ACWI Net Total Return Index (USD)	13.65	13.37	9.25
[3]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rockefellerfunds.com/equity-funds/ for more recent performance information.
Net Assets	$ 87,032,067
Holdings Count | $ / shares	47
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$87,032,067
Number of Holdings	47
Portfolio Turnover	14%

Holdings [Text Block]

Top 10 Issuers	(%)
StoneX Group, Inc.	4.4%
Mueller Industries, Inc.	3.9%
Schneider Electric SE	3.6%
Chubb Ltd.	3.5%
Bureau Veritas SA	3.4%
Limbach Holdings, Inc.	3.3%
Badger Meter, Inc.	3.2%
Cie de Saint-Gobain	3.1%
Trimble, Inc.	2.9%
Veralto Corp.	2.9%

Updated Prospectus Web Address	https://www.rockefellerfunds.com/equity-funds/
Accountant Change Statement [Text Block]
CHANGE IN ACCOUNTANT
Effective February 11, 2025, Deloitte & Touche LLP (“Deloitte”) ceased to serve as the independent registered public accounting firm of the Fund. The Board of Trustees of Trust for Professional Managers (the “Board”), and the Audit Committee of the Board, approved Cohen & Company, Ltd. to serve as the new independent registered public accounting firm of the Fund for the fiscal year ending November 30, 2025. There were no disagreements with Deloitte during the fiscal years ended November 30, 2023 and 2024, and the subsequent interim period of December 1, 2024 through February 11, 2025.

Accountant Change Date	Feb. 11, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Rockefeller US Small Cap Core Fund
Class Name	Class A
Trading Symbol	RKSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rockefeller US Small Cap Core Fund (the “Fund”) for the period of December 1, 2024, to May 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rockefellerfunds.com/equity-funds/. You can also request this information by contacting us at 1-855-369-6209.
Additional Information Phone Number	1-855-369-6209
Additional Information Website	https://www.rockefellerfunds.com/equity-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$62	1.30%
[4]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
The Russell 2000 Total Return Index returned -14.54%  versus the Fund’s Class A shares return of -7.96%  during the period. The Fund outperformed as stock selection in the Industrials, Consumer Discretionary, and Financials sectors contributed to performance. Stride Inc. (LRN US) in Consumer Discretionary was the top contributing stock during the period. Stock selection in Communication Services and Consumer Staples detracted from performance. TechTarget (TTGT US) within the Communication Services sector was the top detracting position during the period and was eliminated in April.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/31/2023)
Class A (without sales charge)	7.95	8.83
Class A (with sales charge)	2.28	5.68
Russell 2000 Total Return Index	1.19	3.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rockefellerfunds.com/equity-funds/ for more recent performance information.
Net Assets	$ 102,608,236
Holdings Count | $ / shares	42
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$102,608,236
Number of Holdings	42
Portfolio Turnover	40%

Holdings [Text Block]

Top 10 Issuers	(%)
Korn Ferry	4.3%
StoneX Group, Inc.	4.2%
Stride, Inc.	3.9%
ONE Gas, Inc.	3.5%
SunOpta, Inc.	3.4%
RadNet, Inc.	3.2%
Limbach Holdings, Inc.	3.1%
LeMaitre Vascular, Inc.	3.0%
ESCO Technologies, Inc.	3.0%
Agilysys, Inc.	2.8%

Updated Prospectus Web Address	https://www.rockefellerfunds.com/equity-funds/
Accountant Change Statement [Text Block]
Effective February 11, 2025, Deloitte & Touche LLP (“Deloitte”) ceased to serve as the independent registered public accounting firm of the Fund. The Board of Trustees of Trust for Professional Managers (the “Board”), and the Audit Committee of the Board, approved Cohen & Company, Ltd. to serve as the new independent registered public accounting firm of the Fund for the fiscal year ending November 30, 2025. There were no disagreements with Deloitte during the fiscal years ended November 30, 2023 and 2024, and the subsequent interim period of December 1, 2024 through February 11, 2025.

Accountant Change Date	Feb. 11, 2025
Class I
Shareholder Report [Line Items]
Fund Name	Rockefeller US Small Cap Core Fund
Class Name	Class I
Trading Symbol	RKSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rockefeller US Small Cap Core Fund (the “Fund”) for the period of December 1, 2024, to May 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rockefellerfunds.com/equity-funds/. You can also request this information by contacting us at 1-855-369-6209.
Additional Information Phone Number	1-855-369-6209
Additional Information Website	https://www.rockefellerfunds.com/equity-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$50	1.05%
[5]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
The Russell 2000 Total Return Index returned -14.54%  versus the Fund’s Class I shares return of -7.84%  during the period. The Fund outperformed as stock selection in the Industrials, Consumer Discretionary, and Financials sectors contributed to performance. Stride Inc. (LRN US) in Consumer Discretionary was the top contributing stock during the period. Stock selection in Communication Services and Consumer Staples detracted from performance. TechTarget (TTGT US) within the Communication Services sector was the top detracting position during the period and was eliminated in April.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/31/2023)
Class I	8.25	9.09
Russell 2000 Total Return Index	1.19	3.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rockefellerfunds.com/equity-funds/ for more recent performance information.
Net Assets	$ 102,608,236
Holdings Count | $ / shares	42
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$102,608,236
Number of Holdings	42
Portfolio Turnover	40%

Holdings [Text Block]

Top 10 Issuers	(%)
Korn Ferry	4.3%
StoneX Group, Inc.	4.2%
Stride, Inc.	3.9%
ONE Gas, Inc.	3.5%
SunOpta, Inc.	3.4%
RadNet, Inc.	3.2%
Limbach Holdings, Inc.	3.1%
LeMaitre Vascular, Inc.	3.0%
ESCO Technologies, Inc.	3.0%
Agilysys, Inc.	2.8%

Updated Prospectus Web Address	https://www.rockefellerfunds.com/equity-funds/
Accountant Change Statement [Text Block]
Effective February 11, 2025, Deloitte & Touche LLP (“Deloitte”) ceased to serve as the independent registered public accounting firm of the Fund. The Board of Trustees of Trust for Professional Managers (the “Board”), and the Audit Committee of the Board, approved Cohen & Company, Ltd. to serve as the new independent registered public accounting firm of the Fund for the fiscal year ending November 30, 2025. There were no disagreements with Deloitte during the fiscal years ended November 30, 2023 and 2024, and the subsequent interim period of December 1, 2024 through February 11, 2025.

Accountant Change Date	Feb. 11, 2025

[1]
*	Annualized

[2]
*	Annualized

[3]
**	Performance prior to July 21, 2021 is that of its predecessor fund, the Rockefeller Climate Solutions Fund, L.P.

[4]
*	Annualized

[5]
*	Annualized